Investments - Investment Income (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net Investment Income [Line Items]
Net investment income		$ 376,469	$ 360,668	$ 448,538
Funds held interest rate, low end of range		0.10%	0.10%	0.10%
Funds held interest rate, high end of range		7.30%	6.50%	5.10%
Fixed maturities
Net Investment Income [Line Items]
Net investment income		$ 301,391	$ 290,259	$ 379,939
Short-term investments and cash and cash equivalents
Net Investment Income [Line Items]
Net investment income		4,860	12,000	26,981
Other invested assets
Net Investment Income [Line Items]
Net investment income		90,442	89,129	68,879
Equities
Net Investment Income [Line Items]
Net investment income		12,686	3,918	(6,067)
Funds held and other (1)
Net Investment Income [Line Items]
Net investment income	[1]	17,871	16,559	18,288
Investment Expenses
Net Investment Income [Line Items]
Net investment income		$ (50,781)	$ (51,197)	$ (39,482)

[1]	The Company generally earns investment income on funds held by reinsured companies based upon a predetermined interest rate, either fixed contractually at the inception of the contract or based upon a recognized index (e.g. LIBOR). Interest rates ranged from 0.1% to 7.3%, 0.1% to 6.5% and 0.1% to 5.1% for the years ended December 31, 2021, 2020 and 2019, respectively.